Business segment information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net Total Sales	$ 23,892	$ 28,944	$ 31,305
Net Total Sales, percent	100.00%	100.00%	100.00%
Sunbeam Products Inc [Member]
Net Total Sales	$ 1,738	$ 6,879	$ 14,080
Net Total Sales, percent	0.70%	24.00%	45.00%
Sunbeam Products Inc [Member] | Scales & Pet Electronics Products
Net Total Sales	$ 1,738	$ 6,879	$ 14,080
Net Total Sales, percent	7.00%	24.00%	45.00%
Fitbit Inc [Member]
Net Total Sales	$ 14,145	$ 10,593	$ 10,396
Net Total Sales, percent	59.00%	37.00%	33.00%
Fitbit Inc [Member] | Scales & Pet Electronics Products
Net Total Sales	$ 14,145	$ 10,593	$ 10,396
Net Total Sales, percent	59.00%	37.00%	33.00%
Kern Sohn G M B H [Member]
Net Total Sales	$ 3,874	$ 5,424	$ 2,762
Net Total Sales, percent	16.00%	19.00%	0.90%
Kern Sohn G M B H [Member] | Scales & Pet Electronics Products
Net Total Sales	$ 3,874	$ 5,424	$ 2,762
Net Total Sales, percent	16.00%	19.00%	9.00%